Related Parties Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Relationships

Related party balances as of June 30, 2025 and December 31, 2024, and transactions for the six months ended June 30, 2025 and 2024 are as follows:

Name of Related Party	Relationship to the Company
Mr. Yujun Xiao	CEO of the Company and spouse of Ms. Yinglai Wang
Ms. Yinglai Wang	Chairperson of the Company and spouse of Mr. Yujun Xiao
Anhui Zhongke Shengwei Intelligent Data Co., Ltd (“Anhui Zhongke”)	Mr. Yujun Xiao is the legal representative and holds 9.51% of the shares
Jiangsu Hephaesi Semiconductor Co., Ltd	Mr. Yujun Xiao is the legal representative and holds 2% of the shares

Schedule of Related Party Transactions	Sales of products to a related party:
	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Jiangsu Hephaesi Semiconductor Co., Ltd	$480,183	$—
Purchases from a related party:
	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Anhui Zhongke	$144,628	$565,466
Accounts receivable-a related party:
	As of June 30,	As of December 31,
	2025	2024
Jiangsu Hephaesi Semiconductor Co., Ltd	$950,052	$—
Due to a related party:
	As of June 30,	As of December 31,
	2025	2024
Mr. Yujun Xiao	$506,115	$246,454